Note 17 - Supplemental Cash Flow Information - Cash Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense	$ 6,851,541	$ 6,529,615	$ 6,536,994
Income Taxes	$ 4,000,000	$ 3,365,000	$ 4,738,000